Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net profit (loss) for the year	$ 963	$ 5,780	$ (5,525)
Adjustments for:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	447	37	(41)
Issuance costs			123
Change in fair value of derivative financial instruments	(148)	39	2
Interest income related to debt investments at fair value through other comprehensive income	(512)	(32)
Change in fair value of debt investments at fair value through profit or loss	(37)	2
Interest and other financial expense related to long-term loan	101	262	239
Interest expense related to short-term bank loans			102
Interest income related to cash equivalents	(484)	(763)	(103)
Interest expense of lease payments	102	132	88
Finance expense related to other non-current liability	15
Depreciation and amortization	1,138	912	1,152
Impairment of goodwill and intangible assets			8,991
Gain from sale of discontinued operations			(82)
Loss on disposal of property and equipment	9		8
Share-based payments	3,445	2,017	933
Total adjustments	4,076	2,606	11,412
Changes in asset and liability items:
Trade receivables, net	(8,565)	(1,237)	(204)
Other receivables	(819)	18	353
Trade payables	51	(118)	(1,798)
Other payables	4,564	2,079	55
Deferred tax assets	(444)	(241)	(482)
Contract liabilities	444	4	813
Changes in operating asset and liability, total	(4,769)	505	(1,263)
Cash generated from operations	270	8,891	4,624
Income taxes paid	(2,284)
Net cash provided by (used in) operating activities	(2,014)	8,891	4,624
Cash flows from investing activities
Purchase of debt investments at fair value through other comprehensive income	(273)	(9,437)
Sale of debt investments at fair value through other comprehensive income	264
Interest received related to debt investments at fair value through other comprehensive income	483	9
Purchase of debt investments at fair value through profit or loss		(557)
Interest received related to cash equivalents	484	763	103
Investment in long-term deposits and restricted deposits	(344)	(21)	(72)
Withdrawal of long-term deposits and restricted deposits		7	154
Withdrawal of short-term restricted deposits	110		560
Purchase of property and equipment	(143)	(99)	(55)
Purchase of intangible asset	(270)
Proceeds from sale of property and equipment	3		5
Net cash provided by (used in) investing activities	314	(9,335)	695
Cash flows from financing activities
Proceeds from public and private offerings			4,256
Issuance costs in connection with public and private offerings		(102)	(478)
Proceeds from at-the-market offering			768
Issuance costs in connection with at-the-market offering			(164)
Proceeds from exercise of options and warrants	147	5,521	352
Short-term bank loans received			4,800
Repayment of short-term bank loans			(6,400)
Interest paid related to short-term bank loans			(108)
Long-term loans received			888
Long-term loans interest payments	(93)	(202)	(276)
Long-term loans principal payments		(122)	(639)
Other payments related to long-term loans			(500)
Interest portion of lease payments	(102)	(132)	(88)
Principal portion of lease payments	(588)	(273)	(198)
Net cash provided by (used in) financing activities	(636)	4,690	2,213
Changes in cash and cash equivalents	(2,336)	4,246	7,532
Effect of exchange rate changes on cash and cash equivalents	(478)	(37)	50
Cash and cash equivalents at beginning of the year	15,081	10,872	3,290
Cash and cash equivalents at end of the year	12,267	15,081	10,872
Supplemental disclosure of non-cash investing and financing activities:
Addition of right-of-use assets	3,001	16	903
Proceeds for sale of discontinued operations			82
Decrease of right-of-use assets and lease liabilities	346
Long-term loan settled by share issuance	978
Addition of intangible assets	$ 1,650